Financial Instruments - Long-Term Debt (Details) $ in Millions, £ in Billions		Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 31,398
Long-term debt	[1],[2]	31,398		$ 28,740
Current portion of long-term debt	[1]	4,225		3,719
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt | £			£ 1.9
Total principal amount of long-term debt		30,529		27,573
Net fair value adjustments related to hedging and purchase accounting		998		1,294
Net unamortized discounts, premiums and debt issuance costs	[3]	(130)		(127)
Current portion of long-term debt	[4]	$ 4,225		3,719
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 4.55%, Due 2017 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.55%	4.55%
Long-term debt	[4],[5]	$ 0		980
Unsecured Debt [Member] | Senior Unsecured Debt, 1.10%, Due 2017 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.10%	1.10%
Long-term debt	[4],[5]	$ 0		1,000
Unsecured Debt [Member] | Senior Unsecured Debt, 1.20%, Due 2039 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.20%	1.20%
Long-term debt	[4]	$ 1,250		0
Unsecured Debt [Member] | Senior Unsecured Debt, 1.50%, Due 2018 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.50%	1.50%
Long-term debt	[4]	$ 1,000		1,000
Unsecured Debt [Member] | Senior Unsecured Debt, 6.20%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.20%	6.20%
Long-term debt	[4]	$ 0		3,250
Unsecured Debt [Member] | Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.10%	2.10%
Long-term debt	[4]	$ 1,500		1,500
Unsecured Debt [Member] | Senior Unsecured Debt, 1.70%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.70%	1.70%
Long-term debt	[4]	$ 1,000		0
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.75%	5.75%
Long-term debt	[4]	$ 2,108		2,178
Unsecured Debt [Member] | Senior Unsecured Debt, 1.95%, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.95%	1.95%
Long-term debt	[4]	$ 1,150		0
Unsecured Debt [Member] | Senior Unsecured Debt, 2.20%, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.20%	2.20%
Long-term debt	[4]	$ 1,000		0
Unsecured Debt [Member] | Senior Unsecured Debt, 3.00%, Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.00%	3.00%
Long-term debt	[4]	$ 1,000		1,000
Unsecured Debt [Member] | Senior Unsecured Debt, 3.40%, Due 2024 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.40%	3.40%
Long-term debt	[4]	$ 1,000		1,000
Unsecured Debt [Member] | Senior Unsecured Debt, 2.75%, Due 2026 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.75%	2.75%
Long-term debt	[4]	$ 1,250		0
Unsecured Debt [Member] | Senior Unsecured Debt, 3.00%, Due 2026 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.00%	3.00%
Long-term debt	[4]	$ 1,750		0
Unsecured Debt [Member] | Senior Unsecured Debt, 4.00%, Due 2036 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.00%	4.00%
Long-term debt	[4]	$ 1,000		0
Unsecured Debt [Member] | Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.95%	5.95%
Long-term debt	[4]	$ 2,000		2,000
Unsecured Debt [Member] | U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.50%	6.50%
Long-term debt	[4]	$ 1,852		2,223
Unsecured Debt [Member] | Senior Unsecured Debt, 7.20%, Due 2039 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		7.20%	7.20%
Long-term debt	[4]	$ 2,500		2,500
Unsecured Debt [Member] | Senior Unsecured Debt, 4.40%, Due 2044 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.40%	4.40%
Long-term debt	[4]	$ 1,000		500
Unsecured Debt [Member] | Senior Unsecured Debt, 4.125%, Due 2046 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.125%	4.125%
Long-term debt	[4]	$ 1,250		0
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 3.30%, Due 2018-2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.30%	3.30%
Long-term debt	[4],[6]	$ 2,464		3,974
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 5.99%, Due 2023-2043 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.99%	5.99%
Long-term debt	[4],[7]	$ 4,455		$ 4,468

[1]	Amounts may not add due to rounding.
[2]	The fair value of our long-term debt (not including the current portion of long-term debt) was $34.9 billion as of December 31, 2016 and $32.7 billion as of December 31, 2015. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[3]	We adopted a new standard as of January 1, 2016 that changed the presentation of debt issuance costs related to a recognized debt liability as a direct deduction from the carrying value of that associated debt, consistent with the presentation of a debt discount. See Note 1B for additional information.
[4]	Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus an incremental spread ranging from 0.05% to 0.50%, plus, in each case, accrued and unpaid interest.
[5]	At December 31, 2016, the debt issuances have been reclassified to the current portion of long-term debt.
[6]	Contains debt issuances with a weighted-average maturity of approximately two years for balances that exist as of December 31, 2016.
[7]	Contains debt issuances with a weighted-average maturity of approximately 16 years for balances that exist as of December 31, 2016.The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2016:(MILLIONS OF DOLLARS) 2018 2019 2020 2021 After 2021 TotalMaturities $3,567 $3,350 $360 $4,241 $19,879 $31,398